Subsequent events (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2010	Dec. 31, 2012
Guaranteed Senior Secured Note [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount	$ 40,000,000
Maturity date	Apr. 15, 2013	Apr. 15, 2013
Stated rate	15.60%	15.60%
Subsequent Event [Member]
Subsequent Event [Line Items]
Investment applied for		100,000,000
Potential ownership percentage		99.00%